Off-Balance Sheet Items - Schedule of Fees and Commissions Related to Credit Exposure (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 2,385,476	$ 606,565
For Documentary Export and Import Credits	2,494,531	1,448,202
For Guarantees Granted	$ 4,625,901	$ 3,940,261